As filed with the Securities and Exchange Commission on August 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $

Non-Agency Commercial Mortgage-Backed Obligations - 1.4%
$ 44,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.07%	# I/O	06/16/2045	$ 5,028,144
Total Non-Agency Commercial Mortgage-Backed Obligations (Cost $5,044,846)					5,028,144

Non-Agency Residential Collateralized Mortgage Obligations - 52.3%
5,253,615	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.30%	#	03/25/2036	3,101,327
3,980,184	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,858,775
4,784,077	Banc of America Funding Corporation, Series 2006-A-4A1	5.36%	#	02/20/2036	3,402,467
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	4.95%	# ^	06/26/2036	2,286,336
3,997,724	BCAP LLC Trust, Series 2010-RR6-6A2	6.08%	# ^	07/26/2037	2,860,821
5,464,884	Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	3,143,595
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,604,738
2,509,511	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	19.00%	# ^ I/F	10/25/2035	3,237,269
4,399,516	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,166,895
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	7.62%	# ^	09/25/2035	4,464,509
7,396,999	Citimortgage Alternative Loan Trust, Series 2007-A4-1A6	5.75%		04/25/2037	5,334,235
5,929,811	Citimortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	4,299,703
4,120,123	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.35%	#	02/25/2036	2,334,754
870,105	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.73%	# I/F	02/25/2036	1,099,690
9,467,006	Countrywide Home Loans, Series 2006-HYB1-3A1	2.80%	#	03/20/2036	5,231,539
7,133,368	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	3,582,278
1,981,197	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,792,835
4,000,000	Deutsche Bank, Series DB-2542-DS	6.66%	# I/F	07/15/2042	3,940,000
4,446,601	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	6.00%	#	11/25/2037	3,503,072
7,510,673	GSAA Home Equity Trust, Series 2007-8-A2	0.60%	#	08/25/2037	4,796,331
4,171,564	Indymac Mortgage Loan Trust, Series 2005-AR1-2A1	5.07%	#	11/25/2035	3,249,357
6,236,391	Indymac Mortgage Loan Trust, Series 2005-AR23-6A1	4.99%	#	11/25/2035	4,569,850
4,500,000	Indymac Mortgage Loan Trust, Series 2007-FLX1-A2	0.42%	#	02/25/2037	3,591,974
4,780,862	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	4,165,333
6,000,000	JP Morgan Research Trust, Series 2011-1-1A10	8.33%	# ^	12/26/2036	3,642,000
7,801,520	JP Morgan Research Trust, Series 2011-1-2A10	7.14%	# ^	06/26/2037	4,978,930
1,500,000	LCM Limited Partnership, Series 11A-INC	0.00%	^	04/19/2022	1,477,500
4,540,026	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,838,360
7,292,665	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	6,627,194
4,001,777	Lehman XS Trust, Series 2005-2-1A2	0.60%	#	08/25/2035	3,100,615
5,023,133	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	4,219,432
3,983,735	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	3,196,923
6,489,201	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	5,118,630
4,459,676	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	3,858,291
4,698,628	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	3,125,189
9,468,576	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	6,251,254
2,367,918	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,560,079
9,703,938	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	6,366,550
4,294,409	Residential Accredit Loans, Inc., Series 2007-QS6-A1	0.58%	#	04/25/2037	1,896,815
4,546,452	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,808,691
978,287	Residential Accredit Loans, Inc., Series 2007-QS6-A2	53.50%	# I/F	04/25/2037	2,253,677
3,225,695	Residential Asset Securities Corporation, Series 2006-EMX2-A2	0.45%	#	02/25/2036	2,730,142
5,770,685	Residential Asset Securities Corporation, Series 2006-EMX6-A3	0.40%	#	07/25/2036	3,803,704
2,773,558	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	1,585,994
2,805,067	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.85%	# I/F I/O	07/25/2036	803,979
9,366,184	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	7,139,111
4,367,552	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	3,166,456
3,647,472	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	3,132,646
4,370,871	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	3,502,320
4,666,484	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	5.30%	#	02/25/2036	3,237,882
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	4,178,257
3,000,000	Stifel Institutional, Series SF-2714-INV	7.10%	# I/F	07/01/2042	3,000,000
7,265,415	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	6.00%	#	10/25/2036	4,513,755
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $185,470,889)					185,732,059

US Government / Agency Mortgage Backed Securities - 34.2%
5,934,401	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.86%	# I/F I/O	03/15/2037	951,313
12,431,527	Federal Home Loan Mortgage Corporation, Series 3314-SH	6.16%	# I/F I/O	11/15/2036	1,595,225
2,778,932	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.40%	# I/F	05/15/2037	3,542,709
10,521,844	Federal Home Loan Mortgage Corporation, Series 3330-KS	6.31%	# I/F I/O	06/15/2037	1,767,672
9,049,708	Federal Home Loan Mortgage Corporation, Series 3382-SU	6.06%	# I/F I/O	11/15/2037	1,001,494
5,346,388	Federal Home Loan Mortgage Corporation, Series 3339-AI	6.31%	# I/F I/O	07/15/2037	706,420
9,584,255	Federal Home Loan Mortgage Corporation, Series 3374-SD	6.21%	# I/F I/O	10/15/2037	1,267,386
8,007,952	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.41%	# I/F I/O	03/15/2038	746,682
7,922,224	Federal Home Loan Mortgage Corporation, Series 3508-PS	6.41%	# I/F I/O	02/15/2039	1,208,252
12,912,783	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.61%	# I/F I/O	02/15/2041	1,539,789
3,417,176	Federal Home Loan Mortgage Corporation, Series 3905-SC	21.56%	# I/F	08/15/2041	4,584,229
8,147,675	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.76%	# I/F I/O	09/15/2041	1,148,137
6,496,154	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%		02/15/2042	6,509,878
7,093,801	Federal Home Loan Mortgage Corporation, Series 3998-AZ	4.00%		02/15/2042	7,565,953
4,782,578	Federal Home Loan Mortgage Corporation, Series 4003-ST	6.50%	# I/F	11/15/2041	4,835,504
6,966,562	Federal Home Loan Mortgage Corporation, Series 4011-S	7.11%	# I/F	03/15/2042	7,088,362
2,273,158	Federal National Mortgage Association, Series 2005-72-WS	6.50%	# I/F I/O	08/25/2035	267,076
5,925,022	Federal National Mortgage Association, Series 2005-104-SI	6.45%	# I/F I/O	12/25/2033	666,897
12,278,983	Federal National Mortgage Association, Series 2006-117-SQ	6.30%	# I/F I/O	12/25/2036	1,753,248
7,638,059	Federal National Mortgage Association, Series 2006-119-HS	6.40%	# I/F I/O	12/25/2036	1,300,370
10,917,400	Federal National Mortgage Association, Series 2007-20-S	6.49%	# I/F I/O	03/25/2037	1,859,121
6,907,571	Federal National Mortgage Association, Series 2007-21-SD	6.23%	# I/F I/O	03/25/2037	1,011,559
12,237,932	Federal National Mortgage Association, Series 2007-40-SA	5.85%	# I/F I/O	05/25/2037	1,611,710
5,729,803	Federal National Mortgage Association, Series 2007-48-SE	5.85%	# I/F I/O	05/25/2037	879,279
8,515,789	Federal National Mortgage Association, Series 2007-64-LI	6.31%	# I/F I/O	07/25/2037	1,439,393
8,364,945	Federal National Mortgage Association, Series 2007-68-SA	6.40%	# I/F I/O	07/25/2037	1,213,269
10,910,890	Federal National Mortgage Association, Series 2008-68-SB	5.85%	# I/F I/O	08/25/2038	1,395,527
16,418,318	Federal National Mortgage Association, Series 2009-26-SM	6.10%	# I/F I/O	08/25/2038	1,719,326
7,618,035	Federal National Mortgage Association, Series 2009-47-SA	5.85%	# I/F I/O	07/25/2039	986,016
6,544,686	Federal National Mortgage Association, Series 2009-48-WS	5.70%	# I/F I/O	07/25/2039	761,845
3,767,719	Federal National Mortgage Association, Series 2009-67-SA	4.90%	# I/F I/O	07/25/2037	420,570
10,599,846	Federal National Mortgage Association, Series 2009-87-SA	5.75%	# I/F I/O	11/25/2049	1,435,434
13,102,955	Federal National Mortgage Association, Series 2009-91-SD	5.90%	# I/F I/O	11/25/2039	1,642,170
9,511,145	Federal National Mortgage Association, Series 2009-111-SE	6.00%	# I/F I/O	01/25/2040	1,212,285
10,501,208	Federal National Mortgage Association, Series 2010-8-US	4.55%	# I/F I/O	02/25/2040	994,480
10,045,599	Federal National Mortgage Association, Series 2010-9-GS	4.50%	# I/F I/O	02/25/2040	886,531
11,839,153	Federal National Mortgage Association, Series 2010-11-SC	4.55%	# I/F I/O	02/25/2040	1,125,000
11,959,535	Federal National Mortgage Association, Series 2010-15-SL	4.70%	# I/F I/O	03/25/2040	1,083,795
15,201,684	Federal National Mortgage Association, Series 2010-19-AI	5.00%	I/O	08/25/2037	672,714
5,452,327	Federal National Mortgage Association, Series 2010-19-SA	5.15%	# I/F I/O	03/25/2050	628,679
8,776,169	Federal National Mortgage Association, Series 2010-31-SB	4.75%	# I/F I/O	04/25/2040	883,138
13,261,014	Federal National Mortgage Association, Series 2010-39-SL	5.42%	# I/F I/O	05/25/2040	1,471,274
13,564,206	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	748,393
5,337,140	Federal National Mortgage Association, Series 2010-115-SD	6.35%	# I/F I/O	11/25/2039	664,819
13,909,953	Federal National Mortgage Association, Series 2011-5-PS	6.15%	# I/F I/O	11/25/2040	1,917,292
2,886,018	Federal National Mortgage Association, Series 2011-40-SA	9.39%	# I/F	09/25/2040	3,006,362
2,742,909	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	2,755,195
16,632,458	Federal National Mortgage Assocation, Series 2011-114-S	5.75%	# I/F I/O	09/25/2039	2,061,084
7,093,801	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	7,694,448
2,194,509	Federal National Mortgage Association, Series 2012-16-BS	41.60%	# I/F	03/25/2042	2,919,160
4,053,601	Federal National Mortgage Association, Series 2012-22-AZ	4.00%		03/25/2042	4,325,354
13,428,680	Federal National Mortgage Association, Series 2012-29-SG	5.75%	# I/F I/O	04/25/2042	1,804,173
4,284,738	Federal National Mortgage Association, Series 2012-50-ST	6.66%	# I/F	05/25/2042	4,292,771
4,407,222	Federal National Mortgage Association, Series 2012-55-SC	6.59%	# I/F	05/25/2042	4,422,984
3,696,131	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/01/2036	730,846
6,042,804	Government National Mortgage Association, Series 2009-104-SD	6.11%	# I/F I/O	11/16/2039	943,288
5,686,099	Government National Mortgage Association, Series 2010-98-IA	5.95%	I/O	03/20/2039	630,155
22,830,391	Government National Mortgage Association, Series 2011-56-BS	5.86%	# I/F I/O	11/16/2036	2,570,875
6,681,632	Government National Mortgage Association, Series 2011-69-SB	5.11%	# I/F I/O	05/20/2041	816,339
5,358,305	Government National Mortgage Association, Series 2012-34-LI	6.00%	# I/F I/O	12/16/2039	995,221
23,391,484	Government National Mortgage Association, Series 2011-56-KS	5.86%	# I/F I/O	08/16/2036	2,734,137
Total US Government / Agency Mortgage Backed Securities (Cost $116,498,909)					121,412,607

Short Term Investments - 14.8%
20,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/13/2012	19,999,466
10,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/25/2012	9,999,600
10,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/11/2012	9,999,806
12,536,625	Fidelity Institutional Government Portfolio-Class I	0.01%	♦		12,536,625
Total Short Term Investments (Cost $52,535,497)					52,535,497

Total Investments - 102.7% (Cost $359,550,141)					364,708,307
Liabilities in Excess of Other Assets - (2.7)%					(9,627,177)
NET ASSETS - 100.0%					$ 355,081,130

#	Variable rate security. Rate disclosed as of June 30, 2012.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital LP, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2012, the value of these securities amounted to $33,530,615 or 9.4% of net assets.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest only security.
♦	Seven-day yield as of June 30, 2012.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted market prices in active markets
Level 2 — Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3 — Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors value such securities based on one or more inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities, in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds and notes of government and government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset values (NAVs) of such investments and are categorized as Level 1 of the fair value hierarchy.  Investments in privately held investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of broker dealer quotations or pricing service valuations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.  Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2012, the Fund did not hold securities categorized as Level 3 of the fair value hierarchy.

The end of period timing recognition is used for any transfers between levels of the Fund's assets and liabilities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012*:

Valuation Inputs
Investments in Securities

Level 1
Money Market Funds	$12,536,625
Total Level 1	12,536,625
Level 2
Non-Agency Commercial Mortgage-Backed Obligations	5,028,144
Non-Agency Residential Collateralized Mortgage Obligations	185,732,059
US Government / Agency Mortgage Backed Securities	121,412,607
Other Short Term Investments	39,998,872
Collateralized Loan Obligations	-
US Government Bonds and Notes	-
Total Level 2	352,171,682
Level 3	-
Total	$364,708,307
See the Schedule of Investments for further disaggregation of investment categories.
* There were no transfers into and out of Level 1,2, and 3 during the period ended June 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date 08/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date 08/28/2012

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date 08/28/2012